Transactions with related parties (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Transactions with related parties
Summary of compensation to key management personnel

Key Management Personnel	September 30, 2024	September 30, 2023
Short term benefits	448,016	89,402
Total	448,016	89,402

Key Management Personnel	March 31, 2024	March 31, 2023
Short term benefits	465,702	593,729
Share based compensation	233,295	174,782
Total	698,997	768,511